Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Due from related parties non current fair value - determined through level 3 inputs	$ 969
Due from related party	$ 1,350	$ 1,350